Basis of presentation and significant accounting policies (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012 segment	Dec. 31, 2011 item	Dec. 31, 2010
Basis of presentation
Number of business segment	1	1
Accounts receivable
Term of accounts receivable to be considered as past due (in days)	30 days	30 days
Term of past due balances to be reviewed individually for collectability (in days)	90 days	90 days
Oil and natural gas sales	$ 38,945,000	$ 49,434,000	$ 31,773,000
Joint operations	31,104,000	24,190,000	12,031,000
Other	1,783,000	511,000	135,000
Total, net	71,832,000	74,135,000	43,939,000
Allowance for doubtful accounts of accounts receivable for joint operations	100,000	100,000	100,000
Other current liabilities
Lease operating expense payable	6,663,000	5,297,000	2,913,000
Prepaid drilling liability	1,995,000	2,378,000	1,896,000
Production taxes payable	1,591,000	1,493,000	1,378,000
Deffered income taxes payable	1,506,000
Current portion of asset retirement obligations	393,000	506,000	731,000
Other accrued liabilities	3,350,000	5,245,000	3,125,000
Total other current liabilities	$ 15,498,000	$ 14,919,000	$ 10,043,000